Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Narrative (Details) - USD ($) $ in Millions			3 Months Ended			6 Months Ended
		Jul. 14, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of depreciation, depletion and amortisation [Line Items]
Impairments			$ 153	$ 907	$ 2,334	$ 1,059	$ 2,622
Net deferred tax liabilities			7,570			7,570		$ 121
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense						2,400
Property, plant and equipment	[1]		200,122			200,122		194,932
Decrease (increase) in emissions instruments			685	490	710
Effects of reversal of exchange rate changes on cash and cash equivalents			$ 425	115	$ 11
Assets and liabilities classified as held for sale
Disclosure of depreciation, depletion and amortisation [Line Items]
Property, plant and equipment				129				896
Trade and other payables				228				$ 375
Forecast | Tax laws enacted or announced
Disclosure of depreciation, depletion and amortisation [Line Items]
Expected deferred tax expense relating to imposition of new taxes		$ 400
Pension remeasurements
Disclosure of depreciation, depletion and amortisation [Line Items]
Increase in deferred tax liability						2,400
Impairment reversals
Disclosure of depreciation, depletion and amortisation [Line Items]
Increase in deferred tax liability						$ 1,800
Loans receivable
Disclosure of depreciation, depletion and amortisation [Line Items]
Impairments				$ 1,126

[1]	See Note 8 “Impairments and reversals of impairments”.